Accounts Receivable, Net	6 Months Ended
Mar. 31, 2026
Accounts Receivable, Net [Abstract]
ACCOUNTS RECEIVABLE, NET

5. ACCOUNTS RECEIVABLE, NET

As of September 30, 2025 and March 31, 2026, accounts receivable and allowance for credit losses consisted of the following:

	As of September 30, 2025	As of March 31, 2026
		(Unaudited)
Accounts receivable	$11,742,416	$7,520,968
Less: allowance for credit losses	(280,407)	(1,089,575)
Accounts receivable, net	$11,462,009	$6,431,393

Accounts receivable are considered overdue after 180 days, the general credit term the Group offers to customers. As of September 30, 2025 and March 31, 2026, the overdue accounts receivable, net of allowance for credit losses, ageing between 180 days and one year were $377,748 and $1,971,305, respectively.

The movement is the allowance for credit losses for the six months ended March 31, 2025 and 2026:

	Six months ended March 31,
	2025	2026
	(Unaudited)	(Unaudited)
Balance at beginning of period	$107,598	$280,407
Changes in credit losses	30,926	787,837
Foreign currency translation adjustment	(3,656)	21,331
Balance at the end of period	$134,868	$1,089,575

For the six months ended March 31, 2025 and 2026, the Group recorded credit losses of $30,926 and $787,837 from continuing operations and $1,590 and nil from discontinued operation.